Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) £ in Millions	Dec. 31, 2018 GBP (£)
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 326,406
ECL coverage	2.00%
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 333,176
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	281,226
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	43,447
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8,503
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,770
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	688
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,715
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,367
Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,254
ECL coverage	0.20%
Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,299
Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	18,590
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,635
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	74
Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	45
Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	16
Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	27
Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2
Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 312,274
ECL coverage	0.10%
Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 312,500
Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	291,399
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	20,491
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	610
Loan commitments [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	226
Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	83
Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	123
Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	20
Internal credit grades [member] | 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,136
ECL coverage	39.60%
Internal credit grades [member] | 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,503
Internal credit grades [member] | 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,367
Internal credit grades [member] | 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,367
Internal credit grades [member] | 100% [member] | Contingent liabilities [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 72
ECL coverage	2.70%
Internal credit grades [member] | 100% [member] | Contingent liabilities [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 74
Internal credit grades [member] | 100% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	74
Internal credit grades [member] | 100% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2
Internal credit grades [member] | 100% [member] | Loan commitments [member]
Disclosure of internal credit grades [line items]
ECL coverage	3.30%
Internal credit grades [member] | 100% [member] | Loan commitments [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 590
ECL coverage	3.30%
Internal credit grades [member] | 100% [member] | Loan commitments [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 610
Internal credit grades [member] | 100% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	610
Internal credit grades [member] | 100% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	20
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 245,506
ECL coverage	0.10%
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 245,719
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	232,163
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	13,556
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	213
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	146
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	67
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,434
ECL coverage	0.10%
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,443
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	15,000
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	443
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	9
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 211,925
ECL coverage	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 211,951
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	206,511
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,440
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	26
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	21
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 71,473
ECL coverage	2.80%
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 73,498
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	48,730
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	24,768
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,025
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	508
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,517
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,481
ECL coverage	0.50%
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,505
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,541
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	964
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	24
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	10
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	14
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 95,808
ECL coverage	0.10%
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 95,947
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	84,141
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	11,806
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	139
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	59
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	80
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,291
ECL coverage	21.40%
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,456
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	333
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,123
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,165
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	34
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,131
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 267
ECL coverage	3.60%
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 277
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	49
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	228
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	10
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	10
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,951
ECL coverage	1.00%
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,992
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	747
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,245
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	41
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	38
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 100% [member] | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2